Schedule of Investments

February 28, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–100.78%
Diversified–44.17%
Energy Transfer L.P.	8,739,877	$110,646,847
Enterprise Products Partners L.P.	3,221,119	82,235,168
MPLX L.P.	3,195,625	110,664,494
ONEOK, Inc.	234,099	15,321,780
Williams Cos., Inc.	1,207,501	36,345,780
		355,214,069

Gathering & Processing–33.19%
Crestwood Equity Partners L.P.	567,751	14,040,482
DCP Midstream L.P.	255,646	10,680,890
EnLink Midstream LLC	1,498,692	16,875,272
Hess Midstream L.P., Class A	573,651	15,729,510
Targa Resources Corp.	1,444,827	107,061,681
Western Midstream Partners L.P.	3,941,637	102,521,976
		266,909,811

Natural Gas Pipeline Transportation–1.60%
DT Midstream, Inc.	153,311	7,696,212
Equitrans Midstream Corp.	856,784	5,166,406
		12,862,618

Other Energy–5.30%
Cheniere Energy, Inc.	178,741	28,123,109
Sunoco L.P.	104,185	4,738,333
Westlake Chemical Partners L.P.	427,065	9,796,871
		42,658,313

	Units	Value
Petroleum Pipeline Transportation–16.52%
Holly Energy Partners L.P.	680,417	$12,301,939
Magellan Midstream Partners L.P.	885,359	47,065,685
Plains All American Pipeline L.P.	4,493,036	59,532,727
Plains GP Holdings L.P., Class A	1,004,599	13,973,972
		132,874,323
Total Master Limited Partnerships And Related Entities (Cost $517,405,291)		810,519,134

	Shares
Money Market Funds–0.57%
Fidelity Treasury Portfolio, Institutional Class, 4.46% (Cost $4,633,650)(a)	4,633,650	4,633,650
TOTAL INVESTMENTS IN SECURITIES–101.35% (Cost $522,038,941)		815,152,784
OTHER ASSETS LESS LIABILITIES–(1.35)%		(10,885,965)
NET ASSETS–100%		$804,266,819

Notes to Schedule of Investments:

(a)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–132.62%
Diversified–58.18%
Energy Transfer L.P.(a)	2,671,987	$33,827,346
Enterprise Products Partners L.P.(a)	982,878	25,092,876
MPLX L.P.(a)	974,465	33,745,723
ONEOK, Inc.(a)	70,164	4,592,234
Williams Cos., Inc.(a)	368,041	11,078,034
		108,336,213

Gathering & Processing–43.71%
Crestwood Equity Partners L.P.(a)	168,332	4,162,850
DCP Midstream L.P.	78,600	3,283,908
EnLink Midstream LLC	451,308	5,081,728
Hess Midstream L.P., Class A(a)	174,817	4,793,482
Targa Resources Corp.(a)	442,725	32,805,923
Western Midstream Partners L.P.(a)	1,201,566	31,252,734
		81,380,625

Natural Gas Pipeline Transportation–2.08%
DT Midstream, Inc.(a)	46,159	2,317,182
Equitrans Midstream Corp.(a)	258,863	1,560,945
		3,878,127

Other Energy–6.88%
Cheniere Energy, Inc.	53,848	8,472,444
Sunoco L.P.(a)	31,496	1,432,438
Westlake Chemical Partners L.P.(a)	126,285	2,896,978
		12,801,860

	Units	Value
Petroleum Pipeline Transportation–21.77%
Holly Energy Partners L.P.(a)	207,584	$3,753,119
Magellan Midstream Partners L.P.(a)	270,471	14,378,238
Plains All American Pipeline L.P.(a)	1,369,652	18,147,889
Plains GP Holdings L.P., Class A(a)	306,488	4,263,248
		40,542,494
Total Master Limited Partnerships And Related Entities (Cost $191,849,143)		246,939,319

	Shares
Money Market Funds–0.06%
Fidelity Treasury Portfolio, Institutional Class, 4.46% (Cost $109,000)(b)	109,000	109,000
TOTAL INVESTMENTS IN SECURITIES–132.68% (Cost $191,958,143)		247,048,319
OTHER ASSETS LESS LIABILITIES–0.08%		155,124
BORROWINGS–(32.76)%		(61,000,000)
NET ASSETS–100%		$186,203,443

Notes to Schedule of Investments:

(a)

As of February 28, 2023, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $144,740,440 as of February 28, 2023. The loan agreement requires continuous collateral whether the loan has a balance or not.

(b)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Alpha Plus Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–100.44%
Diversified–27.88%
Energy Transfer L.P.	33,810,950	$428,046,632
MPLX L.P.	12,389,596	429,051,710
		857,098,342

Gathering & Processing–23.80%
Antero Midstream Corp.	23,794,063	250,789,424
Crestwood Equity Partners L.P.	1,750,000	43,277,500
EnLink Midstream LLC	17,382,821	195,730,564
Evolve Transition Infrastucture L.P.(a)	1,747,546	436,887
Summit Midstream Partners L.P.(a)(b)	738,629	12,327,718
Western Midstream Partners L.P.	8,805,090	229,020,391
		731,582,484

Other Energy–21.52%
Arko Corp.	1,626,925	13,047,938
CrossAmerica Partners L.P.(b)	3,748,183	80,436,007
GasLog Partners L.P.	1,182,738	10,774,743
Global Partners L.P.(b)	2,637,261	92,304,135
KNOT Offshore Partners L.P.(b)	1,776,804	11,797,979
Suburban Propane Partners L.P.	619,626	9,436,904
Sunoco L.P.(b)	3,881,543	176,532,576
USA Compression Partners L.P.(b)	11,886,268	248,779,589
Westlake Chemical Partners L.P.	800,000	18,352,000
		661,461,871

	Units	Value
Petroleum Pipeline Transportation–26.67%
Delek Logistics Partners L.P.	941,387	$47,464,733
Genesis Energy L.P.(b)	7,795,932	90,198,933
Magellan Midstream Partners L.P.	3,734,387	198,520,013
NGL Energy Partners L.P.(a)(b)	12,412,037	42,697,407
NuStar Energy L.P.(b)	15,318,026	239,114,386
Phillips 66 Partners L.P.	500	51,280
Plains All American Pipeline L.P.	15,233,333	201,841,662
		819,888,414

Terminalling & Storage–0.57%
Martin Midstream Partners L.P.(b)	7,026,434	17,566,085
Total Master Limited Partnerships And Related Entities (Cost $2,118,997,409)		3,087,597,196

Preferred Master Limited Partnerships And Related Entities–0.08%
Other Energy–0.08%
Global Partners L.P., 9.50% (Cost $2,500,000)	100,000	2,525,000

	Shares
Money Market Funds–3.34%
Fidelity Treasury Portfolio, Institutional Class, 4.46% (Cost $102,451,180)(c)	102,451,180	102,451,180
TOTAL INVESTMENTS IN SECURITIES–103.86% (Cost $2,223,948,589)		3,192,573,376
OTHER ASSETS LESS LIABILITIES–(3.86)%		(118,576,444)
NET ASSETS–100%		$3,073,996,932

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments (Continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended February 28, 2023.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2022	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$75,001,142	$—	$—	$7,402,661	$—	$80,436,007	$(1,967,796)	$—	$—
Genesis Energy L.P.	81,346,001	1,098,810	—	7,784,122	—	90,198,933	(30,000)	1,124,390	—
Global Partners L.P.	127,503,020	—	(41,328,230)	(19,493,172)	29,769,611	92,304,135	(4,147,094)	—	—
KNOT Offshore Partners L.P.	20,362,174	—	—	(8,517,998)	—	11,797,979	(46,197)	—	—
Martin Midstream Partners L.P.	22,976,439	—	—	(5,384,366)	—	17,566,085	(25,988)	9,144	—
NGL Energy Partners L.P.	14,522,083	—	—	28,175,324	—	42,697,407	—	—	—
NuStar Energy L.P.	231,363,865	18,365,626	—	(5,419,118)	—	239,114,386	(5,195,987)	891,223	—
Summit Midstream Partners L.P.	15,289,620	—	—	(2,961,902)	—	12,327,718	—	—	—
Sunoco L.P.[i]	235,377,456	—	(72,856,638)	(42,714,977)	57,768,800	176,532,576	(1,042,065)	2,616,173	—
USA Compression Partners L.P.	231,948,217	—	(15,418,523)	24,438,260	9,525,318	248,779,589	(1,713,683)	4,915,212	—
	$1,055,690,017	$19,464,436	$(129,603,391)	$(16,691,166)	$97,063,729	$1,011,754,815	$(14,168,810)	$9,556,142	$—
i.	As of February 28, 2023, the security was not considered as an affiliate of the Fund.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Income Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–101.27%
Diversified–22.95%
Energy Transfer L.P.	10,039,771	$127,103,503
Enterprise Products Partners L.P.	3,203,254	81,779,075
MPLX L.P.	3,698,024	128,062,571
ONEOK, Inc.	120,000	7,854,000
TC Energy Corp.(a)	1,000	39,810
Williams Cos., Inc.	1,905,311	57,349,861
		402,188,820

Gathering & Processing–27.95%
Antero Midstream Corp.	7,808,017	82,296,499
Archrock, Inc.(b)	7,979,561	88,333,740
Crestwood Equity Partners L.P.	401,000	9,916,730
DCP Midstream L.P.	602,978	25,192,421
EnLink Midstream LLC	6,432,715	72,432,371
Hess Midstream L.P., Class A	1,450,099	39,761,715
Summit Midstream Partners L.P.(c)	175,442	2,928,119
Targa Resources Corp.	1,191,763	88,309,638
Western Midstream Partners L.P.	3,101,189	80,661,936
		489,833,169
Natural Gas Pipeline Transportation–1.57%
DT Midstream, Inc.	150,000	7,530,000
Equitrans Midstream Corp.	3,020,693	18,214,783
Kinder Morgan, Inc.	100,000	1,706,000
		27,450,783

Other Energy–22.91%
Arko Corp.	1,869,234	14,991,257
CrossAmerica Partners L.P.(b)	2,014,660	43,234,604
CSI Compressco L.P.(b)(d)	10,456,105	14,220,303
GasLog Partners L.P.(a)	1,182,985	10,776,993
Global Partners L.P.(b)	1,776,995	62,194,825
Suburban Propane Partners L.P.	651,782	9,926,640
Sunoco L.P.	1,819,886	82,768,415
USA Compression Partners L.P.	3,340,265	69,911,746
Westlake Chemical Partners L.P.(b)	4,076,769	93,521,081
		401,545,864

	Units	Value

Petroleum Pipeline Transportation–25.40%
Chevron Corp.	139	$22,347
Delek Logistics Partners L.P.	143,200	7,220,144
Genesis Energy L.P.(b)	7,979,260	92,320,038
Holly Energy Partners L.P.	2,324,219	42,021,879
Magellan Midstream Partners L.P.	1,594,567	84,767,182
NGL Energy Partners L.P.(b)(c)	7,304,972	25,129,104
NuStar Energy L.P.	5,399,707	84,289,426
Phillips 66 Partners L.P.	500	51,280
Plains All American Pipeline L.P.	6,838,299	90,607,462
Plains GP Holdings L.P., Class A	1,351,000	18,792,410
		445,221,272

Production & Mining–0.46%
Alliance Resource Partners L.P.	386,938	8,028,963

Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	190,345	475,863
Total Master Limited Partnerships And Related Entities (Cost $1,324,593,801)		1,774,744,734

Preferred Master Limited Partnerships And Related Entities–0.86%
Other Energy–0.86%
Global Partners L.P., 9.50%	100,000	2,525,000
Global Partners L.P., 9.75%(b)	474,954	12,581,531
Total Preferred Master Limited Partnerships And Related Entities (Cost $14,373,850)		15,106,531

	Shares
Money Market Funds–0.72%
Fidelity Treasury Portfolio, Institutional Class, 4.46% (Cost $12,642,224)(e)	12,642,224	12,642,224
TOTAL INVESTMENTS IN SECURITIES–102.85% (Cost $1,351,609,875)		1,802,493,489
OTHER ASSETS LESS LIABILITIES–(2.85)%		(49,944,786)
NET ASSETS–100%		$1,752,548,703

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Schedule of Investments (Continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended February 28, 2023.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2022	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
Archrock , Inc.	$66,017,976	$3,570,965	$—	$19,941,733	$—	$88,333,740	$(1,196,934)	$—	$—
CrossAmerica Partners L.P.	40,313,347	—	—	3,978,954	—	43,234,604	(1,057,697)	—	—
CSI Compressco L.P.	14,004,092	—	(352,679)	3,130,901	(2,562,011)	14,220,303	—	104,561	—
Genesis Energy L.P.	78,682,721	5,544,639	—	8,758,143	—	92,320,038	(665,465)	531,424	—
Global Partners L.P.	60,494,002	—	(2,155,849)	5,193,240	1,457,757	62,194,825	(2,794,325)	—	—
NGL Energy Partners L.P.	8,546,817	—	—	16,582,287	—	25,129,104	—	—	—
Nustar Energy L.P.[i]	91,443,215	—	(3,302,000)	1,542,806	(4,228,909)	84,289,426	(1,165,686)	994,197	—
Westlake Chemical Partners	94,377,202	—	—	589,974	—	93,521,081	(1,446,095)	475,694	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred	12,700,270	—	—	(118,739)	—	12,581,531	—	—	289,425
	$466,579,642	$9,115,604	$(5,810,528)	$59,599,299	$(5,333,163)	$515,824,652	$(8,326,202)	$2,105,876	$289,425
i.	As of February 28, 2023, the security was not considered as an affiliate of the Fund.

(c)	Non-income producing.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings

February 28, 2023

(Unaudited)

NOTE 1 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

1)	Level 1 - Prices are determined using quoted prices in an active market for identical assets.

2)

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

3)

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund, Invesco SteelPath MLP Income Fund and Invesco SteelPath MLP Select 40 Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.